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                GMACM Home Loan Trust 2006-HLTV1

                                 GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                      05/31/06
Determination Date                                       06/20/06
Record Date                                              06/23/06
Payment Date                                             06/26/06
Actual Days in Accrual Period (30/360)                         32
Accrual Period (30/360)                                        30

Servicing Certificate

Beginning Pool Balance                             223,008,831.71
Beginning PFA                                                0.00
Ending Pool Balance                                217,745,887.69
Ending PFA Balance                                              -
Principal Collections                                5,262,944.02
Principal Draws                                                 -
Net Principal Collections                            5,262,944.02

Active Loan Count                                           4,570

Net Interest Collections                             2,295,976.69

Weighted Average Net Loan Rate                          12.32170%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                   1,195,604.41

                                                  Beginning           Ending                                            Interest
Term Notes                                         Balance            Balance        Factor     Principal    Interest   Shortfalls
----------                                         -------            -------        ------     ---------    ---------  ----------
Class A-1                                           85,936,177.37   79,477,628.94    0.8452999 6,458,548.43  395,783.84      0.00
Class A-2                                           28,687,000.00   28,687,000.00    1.0000000         0.00  133,155.49      0.00
Class A-3                                           36,622,000.00   36,622,000.00    1.0000000         0.00  170,597.48      0.00
Class A-4                                           41,632,000.00   41,632,000.00    1.0000000         0.00  201,568.27      0.00
Class A-5                                           28,901,170.00   28,901,170.00    1.0000000         0.00  144,746.69      0.00

Certificates                                                    -               -            -            -        0.00         -



Continued...
                                                    Security
Term Notes                                             %           Coupon
----------                                             -           ------
Class A-1                                              34.58%      5.1813%
Class A-2                                              12.48%      5.5700%
Class A-3                                              15.93%      5.5900%
Class A-4                                              18.11%      5.8100%
Class A-5                                              12.57%      6.0100%

Certificates                                               -            -


Beginning Overcollateralization Amount               1,230,484.34
Overcollateralization Amount Increase (Decrease)     1,195,604.41
Outstanding Overcollateralization Amount             2,426,088.75
Target Overcollateralization Amount                 13,791,910.22

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00


                                                                      Number        Percent          Foreclosure
                                                          Balance    of Loans      of Balance     Units       Dollars
                                                          -------    --------      ----------     -----       -------
Delinquent Loans (30 Days)*                          1,075,655.39       22           0.49%          0                 -
Delinquent Loans (60 Days)*                            279,905.27        5           0.13%          0                 -
Delinquent Loans (90 Days)*                            219,173.88        5           0.10%          0                 -
Delinquent Loans (120 Days)*                                    -        0           0.00%          0                 -
Delinquent Loans (150 Days)*                                    -        0           0.00%          0                 -
Delinquent Loans (180+ Days)*                                   -        0           0.00%          0                 -
REO                                                             -        0           0.00%
Foreclosures                                                    -        0           0.00%
Bankruptcies                                           647,130.99       13           0.30%



                                                            Bankruptcy           REO
continued...                                             Units     Dollars      Units       Dollars
                                                         -----     -------      -----       -------
Delinquent Loans (30 Days)*                                2      106,356.46      0                  -
Delinquent Loans (60 Days)*                                2      134,575.45      0                  -
Delinquent Loans (90 Days)*                                0               -      0                  -
Delinquent Loans (120 Days)*                               0               -      0                  -
Delinquent Loans (150 Days)*                               0               -      0                  -
Delinquent Loans (180+ Days)*                              0               -      0                  -
REO
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                              Liquidation To-Date

Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                                    0.00
Current Month Recoveries                                     0.00
                                             ---------------------
Ending Cumulative Loss Amount                                0.00            0.00


                                              Net Recoveries to Date

Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                             ---------------------
Ending Cumulative Net Principal Recovery Amount              0.00

                                                Special Hazard         Fraud             Bankruptcy

Beginning Amount                                             0.00            0.00         0.00
Current Month Loss Amount                                    0.00            0.00         0.00
Ending Amount                                                   -               -            -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 0
Current Month Repurchases ($)                                0.00




Cash Flows Received

Principal Collections                                5,262,944.02
Interest Collections                                 2,388,897.04
Servicer Advances                                            0.00
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                             ---------------------
Total Cash Flows Received                            7,651,841.06

Cash Flows Distributed

Principal Distribution                               6,458,548.43
Interest Distribution                                1,045,851.77
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                       92,920.35
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                              54,520.51
                                             ---------------------
Total Cash Flows Distributed                         7,651,841.06

Net Cash Flows Remaining                                     0.00

Trigger Analysis

Step Down Date                                        No

Cumulative Liquidation Loss Amount Percentage       0.00%
Target Liquidation Loss Percentage                  0.00%
Liquidation Loss Amount Trigger                       No

6 month Average Liquidation Loss Amount              0.00
60 Percent Remaining in Note Payment Account      717,362.65
6 months Liquidation Loss Amount Trigger              No

Step Up Date - Class A-5                              No

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